Contract liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Contract liabilities
Current liabilities - third parties	¥ 4,706	¥ 2,685		¥ 6,073	$ 838	$ 649
Contract liabilities - related parties	316,667	363,285		386,344	53,279	43,670
Contract liabilities - third parties	70	317		12	2	10
Non-current liabilities - related parties	282,080	472,749		203,976	$ 28,130	$ 38,901
Contract liabilities, current and non-current .	603,523	839,036		596,405
Revenue recognized from contract liabilities	364,004	159,371	¥ 163,225
Transaction price allocated to the performance obligation	¥ 603,523	¥ 839,036		¥ 596,405